Assets Held for Sale and Discontinued Operations - Assets Held for Sale (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 27, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Non-current Assets Held for Sale [Line Items]
Balance	$ 15,918	$ 6,194	$ 0
Transferred from property, plant and equipment		24,008	25,871
Addition		1,199
Impairment		(9,089)	(11,047)
Foreign exchange		(101)
Net proceeds from disposal		(5,654)	(8,607)
Loss on disposal		(639)	(23)
Balance		15,918	6,194
Exeter Property
Disclosure Of Non-current Assets Held for Sale [Line Items]
Balance	0	0	0
Transferred from property, plant and equipment		0	19,677
Addition		0
Impairment		0	(11,047)
Foreign exchange		0
Net proceeds from disposal		0	(8,607)
Loss on disposal		0	(23)
Balance		0	0
Jamaica Property
Disclosure Of Non-current Assets Held for Sale [Line Items]
Balance	0	4,173	0
Transferred from property, plant and equipment		0	4,173
Addition		0
Impairment		0	0
Foreign exchange		0
Net proceeds from disposal		(4,006)	0
Loss on disposal		(167)	0
Balance		0	4,173
Uruguay Properties
Disclosure Of Non-current Assets Held for Sale [Line Items]
Balance	0	2,021	0
Transferred from property, plant and equipment		0	2,021
Addition		0
Impairment		0	0
Foreign exchange		(101)
Net proceeds from disposal		(1,448)	0
Loss on disposal		(472)	0
Balance		0	2,021
Colombia Property
Disclosure Of Non-current Assets Held for Sale [Line Items]
Balance	1,925	0	0
Transferred from property, plant and equipment		3,212	0
Addition		0
Impairment		(1,287)	0
Foreign exchange		0
Net proceeds from disposal		0	0
Loss on disposal		0	0
Balance		1,925	0
Restructuring Facilities
Disclosure Of Non-current Assets Held for Sale [Line Items]
Balance	13,993	0	0
Transferred from property, plant and equipment		20,796	0
Addition		1,199
Impairment		(7,802)	0
Foreign exchange		0
Net proceeds from disposal	$ (6,600)	(200)	0
Loss on disposal		0	0
Balance		$ 13,993	$ 0